DEBT AND INTEREST	12 Months Ended
Dec. 31, 2011
DEBT AND INTEREST
DEBT AND INTEREST

6. DEBT AND INTEREST

The company had total debt of $7.6 billion as of December 31, 2011 compared to $845.6 million as of December 31, 2010. The significant increase is due primarily to the Nalco merger, which was completed on December 1, 2011. The following tables provide the components of the company’s debt obligations, along with applicable interest rates as of December 31, 2011 and 2010:

MILLIONS,	2011		2010
EXCEPT INTEREST RATES		AVERAGE		AVERAGE
		INTEREST		INTEREST
	PAYABLE	RATE	PAYABLE	RATE

Short-term debt
Commercial paper	$916.1	0.67%	—
Notes payable	100.3	1.53%	$32.4	6.00%
Long-term debt, current maturities	6.6		156.8
Total	$1,023.0		$189.2

MILLIONS, EXCEPT INTEREST RATES			2011			2010
			AVERAGE	EFFECTIVE		AVERAGE	EFFECTIVE
	MATURITY	CARRYING	INTEREST	INTEREST	CARRYING	INTEREST	INTEREST
	BY YEAR	VALUE	RATE	RATE	VALUE	RATE	RATE

Long-term debt
Description / 2011 Principal Amount
Series A senior euro notes (125 million euro)	2013	$168.1	4.36%	4.51%	$162.3	4.36%	4.51%
Series B senior euro notes (175 million euro)	2016	235.3	4.59%	4.67%	227.2	4.59%	4.67%
Senior notes ($250 million)	2015	249.1	4.88%	4.99%	248.8	4.88%	4.99%
Series A private placement senior notes ($250 million)	2018	250.0	3.69%	5.15%	—
Series B private placement senior notes ($250 million)	2023	250.0	4.32%	4.32%	—
Three year 2011 senior notes ($500 million)	2014	499.7	2.38%	2.40%	—
Five year 2011 senior notes ($1.25 billion)	2016	1,247.6	3.00%	3.04%	—
Ten year 2011 senior notes ($1.25 billion)	2021	1,249.2	4.35%	4.36%	—
Thirty year 2011 senior notes ($750 million)	2041	742.3	5.50%	5.53%	—
Term notes	2011	—			150.0	6.88%	6.96%
Legacy Nalco senior notes ($750 million)	2019	838.7	6.63%	5.13%	—
Legacy Nalco senior euro notes (200 million euro)	2019	300.7	6.88%	5.53%	—
Legacy Nalco senior notes ($500 million)	2017	558.5	8.25%	6.30%	—
Capital lease obligations	2019	18.3			17.5
Other		12.3			7.4
		6,619.8			813.2
Long-term debt, current maturities		(6.6)			(156.8)
Total		$6,613.2			$656.4

In September 2011, the company replaced its existing $600 million multi-year credit facility with a $1.5 billion multi-year credit facility, which expires in September 2016. The company also entered into a $2.0 billion, 364 day credit facility. Both of the $1.5 billion and $2.0 billion credit facilities have been established with a diverse portfolio of banks. No amounts were outstanding under any of these agreements at year end 2011 or 2010.

The credit facilities support the company’s $3.5 billion U.S. commercial paper program, which was increased from $600 million in 2011, and the company’s $200 million European commercial paper program. Combined borrowing under these two commercial paper programs may not exceed $3.5 billion. The company had $916 million in outstanding U.S. commercial paper at December 31, 2011 and no commercial paper outstanding under the U.S. program at December 31, 2010. The company had no commercial paper outstanding under its European program at December 31, 2011 or 2010. As of December 31, 2011, the company’s short-term borrowing program was rated A-2 by Standard & Poor’s and P-2 by Moody’s.

In December 2011, the company issued $3.75 billion of debt securities in a public debt offering. The offering was a multi-tranche transaction consisting of three, five, ten and thirty year maturities. Interest rates range from 2.38% to 5.50%. The proceeds were used to repay outstanding commercial paper, which were issued to fund a portion of the cash component of the Nalco merger and repay the Nalco term loans, and fund share repurchases.

In October 2011, the company entered into a Note Purchase Agreement to issue and sell $500 million private placement senior notes, split into two series: $250 million of seven year notes that mature in 2018 at a rate of 3.69% and $250 million of twelve year notes that mature in 2023 at a rate of 4.32%. Both series of the notes were funded in November 2011. The proceeds were used for general corporate purposes, including partially funding the Nalco merger.

In February 2008, the company issued and sold $250 million aggregate principal amount of senior unsecured notes that mature in 2015 at a rate of 4.88% in a public debt offering. The proceeds were used to refinance outstanding commercial paper and for general corporate purposes.

The company has outstanding euro 300 million ($403 million as of December 31, 2011) aggregate principal amount of the company’s private placement senior notes in two series: 4.36% Series A Senior Notes due 2013 in the aggregate principal amount of euro 125 million and 4.59% Series B Senior Notes due 2016 in the aggregate principal amount of euro 175 million, issued in December 2006, pursuant to a Note Purchase Agreement dated July 26, 2006.

The series of notes issued by the company in February 2008 and December 2011 pursuant to public debt offerings (the “Public Notes”) may be redeemed by the company at its option at redemption prices that include accrued and unpaid interest and a make-whole premium. Upon the occurrence of a change of control accompanied by a downgrade of the Public Notes below investment grade rating, within a specified time period, the company will be required to offer to repurchase the Public Notes at a price equal to 101% of the aggregate principal amount thereof, plus any accrued and unpaid interest to the date of repurchase.

The Public Notes are senior unsecured and unsubordinated obligations of the company and rank equally with all other senior and unsubordinated indebtedness of the company from time to time outstanding.

The series of notes issued by the company in December 2006 and November 2011 pursuant to private debt offerings (the “Private Notes”) may be redeemed by the company at its option at redemption prices that include accrued and unpaid interest and a make-whole premium. Upon the occurrence of specified changes of control involving the company, the company will be required to offer to repurchase the Private Notes at a price equal to 100% of the aggregate principal amount thereof, plus any accrued and unpaid interest to the date of repurchase. Additionally, the company will need to make a similar offer to repurchase the Private Notes upon the occurrence of specified merger events or asset sales involving the company, when accompanied by a downgrade of the Private Notes below investment grade rating, within a specified time period.

The Private Notes are senior obligations of the company and rank equal in right of payment with all other senior indebtedness of the company. The Private Notes shall be unconditionally guaranteed by subsidiaries of the company in certain circumstances, as described in the note purchase agreements as amended.

The company is in compliance with all covenants at December 31, 2011.

In February 2011, the company repaid its $150 million 6.875% notes when they became due.

In January 2012, the company redeemed $1.7 billion of Nalco senior notes, which were assumed in 2011 as part of the merger. As of December 31, 2011, the legacy Nalco senior notes were fully and unconditionally guaranteed by certain Nalco subsidiaries. In conjunction with the redemption in January 2012, all guarantees in place as of December 31, 2011 were extinguished.

As of December 31, 2011, the aggregate annual maturities of long-term debt for the next five years were:

MILLIONS
2012	$7
2013	175
2014	505
2015	254
2016	1,486

Interest expense and interest income incurred during 2011, 2010 and 2009 were as follows:

MILLIONS	2011	2010	2009
Interest expense	$82.1	$65.6	$67.5
Interest income	(7.9)	(6.5)	(6.3)
Interest expense, net	$74.2	$59.1	$61.2